FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information of foreign currency risk (Details) - Foreign currency risk [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
C$/US$ exchange rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	10.00%
Effect of variance increase on after-tax profit	$ (8,246)
Effect of variance decrease on after-tax profit	$ 9,070
US$/MX$ exchange rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	10.00%
Effect of variance increase on after-tax profit	$ (977)
Effect of variance decrease on after-tax profit	$ 1,074